Expenses by nature - Issuance of Z-Shares to American and Issuance of PIPE shares to suppliers and partners (Details)		12 Months Ended
	Jun. 10, 2021 GBP (£) shares	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2023 $ / shares
Share-based payments
Total expense recognized		£ 8,816,000	£ 23,189,000	£ 111,996,000
Private Warrants [Member]
Share-based payments
Total expense recognized				£ 1,572,000
Issuance of Z-Shares to American
Share-based payments
Par value per share | $ / shares					$ 0.00001
Number of common shares issued in exchange for Class Z shares | shares				6,125,000
Total expense recognized				£ 16,739,000
Fair Value of Other Equity Instruments
Probability adjusted valuation	£ 16,739,000
Issuance of Z-Shares to American | Vertical Aerospace Group Ltd
Share-based payments
Number of shares subscribed	5,804
Number of other equity instruments exchanged for common shares | shares				5,804
Consideration for shares subscribed	£ 0.06
Issuance of Z-Shares to American | Business combination does not complete
Fair Value of Other Equity Instruments
Fair value of Z-Shares as at June 10, 2021	£ 2,558,000
Issuance of Z-Shares to American | Business combination completes
Share-based payments
Percentage of Class Z shares exchanged	100.00%
Number of common shares issued in exchange for Class Z shares | shares	6,125,000
Fair Value of Other Equity Instruments
Fair value of Z-Shares as at June 10, 2021	£ 21,984,000
Issuance of PIPE shares to suppliers and partners
Share-based payments
Total expense recognized			£ 819,000	£ 10,389,000